Trade and Other Payables	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Trade and Other Payables
22.	Trade and Other Payables
Trade and other payables as of December 31, 2022 and 2023 are as follows:

		2022		2023
		Current	Non-current	Current	Non-current

		In millions of won
Trade payables	￦	7,529,857	—	4,341,482	—
Non-trade payables		2,132,838	2,023,985	2,140,906	1,716,345
Accrued expenses		1,605,118	6,351	1,859,765	23,148
Leasehold deposits received		2,479	35	2,548	1,042
Other deposits received		97,408	47,863	127,933	33,723
Lease liabilities		614,037	3,549,106	612,765	3,195,115
Dividends payable		1,812	—	4,574	—
Others(*)		—	11,574	—	12,584

	￦	11,983,549	5,638,914	9,089,973	4,981,957

(*)	Details of others as of December 31, 2022 and 2023 are as follows:

		2022		2023
		Current	Non-current	Current	Non-current

		In millions of won
Advance received from local governments	￦	—	3,477	—	3,069
Others		—	8,097	—	9,515

	￦	—	11,574	—	12,584